Income Taxes - Narrative (Details) - Dec. 31, 2025	HKD ($)	USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 28,322,201	$ 3,638,842
m-FINANCE Limited (“m-FINANCE”)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	25,462,742	3,271,458
m-FINANCE Trading Technologies Limited (“mFTT”)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	144,745	18,597
CAT Strategy Limited (“CAT”)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 2,714,714	$ 348,787